UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch New Jersey Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 - Schedule of Investments

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 94.3%          $ 2,000  Bergen County, New Jersey, Improvement Authority, School District, GO (Wyckoff
                                     Township Board of Education Project), 5% due 4/01/2032                               $   2,077
                            -------------------------------------------------------------------------------------------------------
                                     Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                     Resource Recovery, Revenue Refunding Bonds, AMT:
                                340      Series A, 7.50% due 12/01/2010                                                         342
                                240      Series B, 7.50% due 12/01/2009                                                         241
                            -------------------------------------------------------------------------------------------------------
                              1,100  Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                      1,157
                            -------------------------------------------------------------------------------------------------------
                              2,450  Delaware River Joint Toll Bridge Commission, New Jersey, Bridge Revenue Refunding
                                     Bonds, 5% due 7/01/2024                                                                  2,525
                            -------------------------------------------------------------------------------------------------------
                              4,135  Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                     Series B, 5.24%* due 11/01/2027 (d)                                                      1,413
                            -------------------------------------------------------------------------------------------------------
                                     Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A (d):
                              1,640      5.80% due 11/01/2022                                                                 1,861
                              2,080      5.75% due 11/01/2028                                                                 2,452
                            -------------------------------------------------------------------------------------------------------
                              1,705  Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue
                                     Bonds (Golf Course Projects), 5.25% due 6/01/2026                                        1,819
                            -------------------------------------------------------------------------------------------------------
                              1,000  Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue
                                     Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                          1,065
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey EDA, Cigarette Tax Revenue Bonds:
                                520      5.625% due 6/15/2019                                                                   551
                                590      5.75% due 6/15/2029                                                                    620
                                125      5.50% due 6/15/2031                                                                    129
                                230      5.75% due 6/15/2034                                                                    240
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
                                600      5.25% due 6/01/2024                                                                    631
                                500      5.25% due 6/01/2032                                                                    524
                            -------------------------------------------------------------------------------------------------------
                              1,000  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%
                                     due 1/01/2037                                                                            1,016
                            -------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New Jersey Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT           Alternative Minimum Tax (subject to)
EDA           Economic Development Authority
EDR           Economic Development Revenue Bonds
GO            General Obligation Bonds
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
RIB           Residual Interest Bonds

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home):
                            $ 1,330      Series A, 6.375% due 11/01/2031                                                  $   1,369
                              1,630      Series B, 5.75% due 11/01/2031                                                       1,630
                            -------------------------------------------------------------------------------------------------------
                              1,500  New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                     Ward Homestead Project), Series A, 5.80% due 11/01/2031                                  1,546
                            -------------------------------------------------------------------------------------------------------
                              1,250  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014        1,287
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (e):
                              1,675      4.95%* due 7/01/2021                                                                   814
                              2,100      5% due 7/01/2029                                                                     2,179
                                880      5% due 7/01/2034                                                                       909
                            -------------------------------------------------------------------------------------------------------
                                425  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                     Facility), Series A, 7.25% due 11/15/2031                                                  459
                            -------------------------------------------------------------------------------------------------------
                              1,075  New Jersey EDA, Revenue Bonds (American Airlines Inc. Project), AMT, 7.10%
                                     due 11/01/2031                                                                             770
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey EDA, School Facilities Construction Revenue Bonds:
                              1,700      Series L, 5% due 3/01/2030 (d)                                                       1,767
                              1,590      Series O, 5.25% due 3/01/2023                                                        1,684
                            -------------------------------------------------------------------------------------------------------
                              1,000  New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management
                                     Inc.), AMT,    Series A, 5.30% due 6/01/2015                                             1,039
                            -------------------------------------------------------------------------------------------------------
                              3,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                     AMT, 6.25% due 9/15/2019                                                                 2,548
                            -------------------------------------------------------------------------------------------------------
                              2,000  New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund), Series A,
                                     5.25%* due 3/15/2021 (e)                                                                   985
                            -------------------------------------------------------------------------------------------------------
                              3,500  New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                                     due 6/15/2010 (a)(f)                                                                     3,910
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                                500      (Avalon at Hillsborough), AMT, Series A, 6.625% due 7/01/2035                          502
                                460      (Children's Specialized Hospital), Series A, 5.50% due 7/01/2036                       473
                              1,150      (Pascack Valley Hospital Association), 6.625% due 7/01/2036                          1,177
                              1,040      (RWJ Healthcare Corporation), Series B, 5% due 7/01/2035 (i)                         1,056
                              2,500      (Robert Wood Johnson University Hospital), 5.75% due 7/01/2025                       2,660
                              1,500      (South Jersey Hospital), 6% due 7/01/2026                                            1,595
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                                910      (Atlantic City Medical Center), 6.25% due 7/01/2017                                  1,013
                              1,500      (Bayshore Community Hospital), 5.125% due 7/01/2032 (i)                              1,533
                                600      (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                            637
                                400      (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                              448
                            -------------------------------------------------------------------------------------------------------
                                800  New Jersey State Educational Facilities Authority, Higher Education, Capital
                                     Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                              844
                            -------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     New Jersey State Educational Facilities Authority Revenue Bonds:
                            $ 1,660      (Bloomfield College), Series A, 6.85% due 7/01/2030                              $   1,688
                                750      (Georgian Court College Project), Series C, 6.50% due 7/01/2033                        831
                              1,000      (New Jersey Institute of Technology), Series G, 5.25% due 7/01/2019 (e)              1,071
                              1,120      (Public Library Project Grant Issue), Series A, 5.50% due 9/01/2019 (a)              1,225
                              1,000      (Rider University), Series A, 5.125% due 7/01/2028 (i)                               1,039
                                715      (Rowan University), Series C, 5.125% due 7/01/2028 (e)                                 749
                                650      (Rowan University), Series C, 5% due 7/01/2034 (e)                                     672
                            -------------------------------------------------------------------------------------------------------
                              1,000  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Princeton Theological Seminary), 5% due 7/01/2026                                       1,043
                            -------------------------------------------------------------------------------------------------------
                              2,175  New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program
                                     Revenue Bonds, Series A, 4.70% due 11/01/2025 (d)                                        2,180
                            -------------------------------------------------------------------------------------------------------
                              5,225  New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, RIB,
                                     AMT, Series 1012, 6.569% due 11/01/2035 (b)(c)                                           5,123
                            -------------------------------------------------------------------------------------------------------
                              1,880  New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2020                                                1,968
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Refunding Bonds, Series B (e):
                              1,560      6.50% due 6/15/2010                                                                  1,747
                                940      6.50% due 6/15/2010 (g)                                                              1,060
                              1,800      5.50% due 12/15/2021                                                                 2,036
                            -------------------------------------------------------------------------------------------------------
                                     New Jersey State Turnpike Authority, Turnpike Revenue Bonds:
                              1,510      Series B, 5.15%* due 1/01/2035 (a)                                                     966
                              2,500      Series C, 5% due 1/01/2030 (d)                                                       2,597
                            -------------------------------------------------------------------------------------------------------
                              1,000  New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                     5% due 1/01/2027 (b)                                                                     1,035
                            -------------------------------------------------------------------------------------------------------
                                965  Newark, New Jersey, Health Care Facility, Revenue Refunding Bonds (New Community
                                     Urban Renewal), Series A, 5.20% due 6/01/2030 (h)(j)                                     1,013
                            -------------------------------------------------------------------------------------------------------
                                     Port Authority of New Jersey and New York, Consolidated Revenue Bonds:
                              1,000      85th Series, 5.20% due 9/01/2018                                                     1,083
                              1,000      93rd Series, 6.125% due 6/01/2094                                                    1,167
                            -------------------------------------------------------------------------------------------------------
                                     Port Authority of New Jersey and New York, Special Obligation Revenue Bonds (JFK
                                     International Air Terminal LLC), AMT: (e)
                              1,000      RIB, Series 157, 8.48% due 12/01/2022 (c)                                            1,117
                              1,750      Series 6, 6.25% due 12/01/2011                                                       1,940
                            -------------------------------------------------------------------------------------------------------
                              1,500  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT, 5.20%
                                     due 1/01/2023                                                                            1,532
                            -------------------------------------------------------------------------------------------------------
                              1,195  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                     7% due 6/01/2041                                                                         1,398
                            -------------------------------------------------------------------------------------------------------
                              2,000  Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                     (Ogden Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010 (a)             2,139
                            -------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                            $ 1,030      5.50% due 12/01/2027                                                             $   1,122
                              1,500      5% due 12/01/2031                                                                    1,543
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.8%                     750  Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                     due 10/01/2033                                                                             813
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.3%                   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds:

                              1,500      Series A, 4.75% due 7/01/2038 (k)                                                    1,507
                                660      Series K, 5% due 7/01/2045                                                             659
                            -------------------------------------------------------------------------------------------------------
                              1,170  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                                     due 7/01/2029 (d)                                                                        1,247
                            -------------------------------------------------------------------------------------------------------
                              1,345  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                     Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                     Series A, 6.45% due 12/01/2025                                                             948
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 2.4%    1,400  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                     Coker Project), AMT, 6.50% due 7/01/2021                                                 1,577
                            -------------------------------------------------------------------------------------------------------
                                750  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                     Refinery), AMT, 5.875% due 7/01/2022                                                       806
                            -------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds (Cost - $97,858) - 101.8%                                        102,138
-----------------------------------------------------------------------------------------------------------------------------------
                             Shares
                               Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                835  CMA New Jersey Municipal Money Fund (l)                                                    835
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities (Cost - $835) - 0.8%                                           835
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $98,693**) - 102.6%                                          102,973

                                     Liabilities in Excess of Other Assets - (2.6%)                                          (2,640)
                                                                                                                          ---------
                                     Net Assets - 100.0%                                                                  $ 100,333
                                                                                                                          =========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                 $   98,693
                                                                     ----------
      Gross unrealized appreciation                                  $    4,719
      Gross unrealized depreciation                                        (439)
                                                                     ----------
      Net unrealized appreciation                                    $    4,280
                                                                     ==========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

(g)   Escrowed to maturity.
(h)   GNMA Collateralized.
(i)   Radian Insured.
(j)   FHA Insured.
(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                  Net                   Dividend
      Affiliate                                Activity                   Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund         711                   $      4
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of October 31, 2005 were as follows:

      ------------------------------------------------------------------------------------------------------------
                                                                                Notional               Unrealized
                                                                                 Amount               Appreciation
      ------------------------------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market Association
         Municipal Swap Index Rate and pay a fixed rate of 3.923%

      Broker, JPMorgan Chase Bank
         Expires November 2018                                                  $    960                  $      6

      Receive a variable rate equal to 7-Day Bond Market Association
         Municipal Swap Index Rate and pay a fixed rate of 4.09%

      Broker, JPMorgan Chase Bank
         Expires August 2026                                                    $  2,020                        23
      ------------------------------------------------------------------------------------------------------------
      Total                                                                                               $     29
                                                                                                          ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New Jersey Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005